Share-Based Compensation - Schedule of Weighted Average of Significant Assumptions (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Weighted Average of Significant Assumptions [Abstract]
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%
Risk-free interest rate	1.62%		2.26%		2.30%		3.80%		1.50%
Expected volatility	35.50%	[1]	60.00%	[1]	59.80%	[2]	50.00%	[2]	38.10%	[2]
Expected term	2 years 9 months		2 years 9 months		2 years 9 months		2 years 9 months		10 years

[1]	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.
[2]	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.